Segment Information Narrative (Details) $ in Millions	3 Months Ended
	Mar. 31, 2016 USD ($) state division segment	Mar. 30, 2016	Dec. 31, 2015 USD ($)	Mar. 31, 2015 USD ($)
Segment Reporting Information [Line Items]
Loans and Leases Receivable, Deferred Income | $	$ 245		$ 250	$ 216
Number of segments | segment	3
Ownership percentage in joint venture	47.00%
Other
Segment Reporting Information [Line Items]
Number of states where ceased branch based personal lending	14
Corporate Joint Venture
Segment Reporting Information [Line Items]
Ownership percentage in joint venture		47.00%
Consumer and Insurance Segment [Member]
Segment Reporting Information [Line Items]
Number of business divisions | division	2
Consumer and Insurance
Segment Reporting Information [Line Items]
Number of states in which entity operates	27